Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
REVENUES						$ 254
OPERATING EXPENSES:
Professional fees	184,096	14,500	311,099	27,250	213,838	37,293
Compensation expense	156,331	41,317	369,618	71,272	326,274	202,962
Research and development expense	50,449	14,133	80,535	14,148	85,323	151,255
General and administrative expenses	37,748	6,284	111,373	12,991	182,210	61,188
Total Operating Expenses	428,624	76,234	872,625	125,661	807,645	452,698
LOSS FROM OPERATIONS	(428,624)	(76,234)	(872,625)	(125,661)	(807,645)	(452,444)
OTHER INCOME (EXPENSE):
Interest expense	(6,938)	(447)	(7,277)	(873)	(2,479)	(1,989)
Derivative expense	(144,506)		(144,506)
Offering costs					(205,000)
Other		400		6,000	24,728	554
Total Other Income (Expense)	(151,444)	(47)	(151,783)	5,127	(182,751)	(1,435)
NET LOSS	$ (580,068)	$ (76,281)	$ (1,024,408)	$ (120,534)	$ (990,396)	$ (453,879)
NET LOSS PER COMMON SHARE - Basic and Diluted:	$ (0.01)	$ (0.00)	$ (0.02)	$ (0.00)	$ (0.02)	$ (0.01)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic and diluted	57,341,686	47,000,000	57,261,899	47,000,000	49,273,491	47,000,000